Long-Term Debt - Schedule of Carrying Amounts and Estimated Fair Values of Long-Term Debt (Parenthetical) (Detail)	1 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Debentures [Member] | Notes, 4.45%, due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		4.45%	4.45%
Debt instrument due date		Dec. 01, 2020	Dec. 01, 2020
Debentures [Member] | Notes, 6.1%, due 2041 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		6.10%	6.10%
Debt instrument due date		Feb. 15, 2041	Feb. 15, 2041
Debentures [Member] | Notes, 3.875%, due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		3.875%	3.875%
Debt instrument due date		Apr. 01, 2022	Apr. 01, 2022
Debentures [Member] | Notes, 4.875%, due 2043 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		4.875%	4.875%
Debt instrument due date		Oct. 01, 2043	Oct. 01, 2043
Debentures [Member] | Notes, 3.8%, due 2046 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	3.80%	3.80%
Debt instrument due date	Sep. 30, 2046	Sep. 30, 2046
Debentures [Member] | 8% Series, due 2026 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		8.00%	8.00%
Debt instrument due date		Aug. 01, 2026	Aug. 01, 2026
Debentures [Member] | Medium-term notes, 7.59% series, due 2017 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		7.59%	7.59%
Debt instrument due date		Jan. 17, 2017	Jan. 17, 2017
Debentures [Member] | Medium-term notes, 7.78% series, due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		7.78%	7.78%
Debt instrument due date		Feb. 03, 2022	Feb. 03, 2022
Debentures [Member] | Medium-term notes, 7.92% series, due 2027 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		7.92%	7.92%
Debt instrument due date		Jun. 24, 2027	Jun. 24, 2027
Debentures [Member] | Medium-term notes, 6.76% series, due 2027 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		6.76%	6.76%
Debt instrument due date		Sep. 24, 2027	Sep. 24, 2027
Variable-rate bonds [Member] | Tax-exempt Series A, due 2028 [Member]
Debt Instrument [Line Items]
Debt instrument due date		Dec. 01, 2028	Dec. 01, 2028
Variable-rate bonds [Member] | 2003 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Debt instrument due date		Mar. 01, 2038	Mar. 01, 2038
Variable-rate bonds [Member] | 2008 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Debt instrument due date		Mar. 01, 2038	Mar. 01, 2038
Fixed-Rate Bonds [Member] | 4.85% 2005 Series A, due 2035 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate			4.85%
Debt instrument due date			Oct. 01, 2035
Fixed-Rate Bonds [Member] | 4.75% 2006 Series A, due 2036 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate			4.75%
Debt instrument due date			Sep. 01, 2036
Market Value [Member] | Variable-rate bonds [Member] | 2009 Series A, due 2039 [Member]
Debt Instrument [Line Items]
Debt instrument due date		Dec. 01, 2039	Dec. 01, 2039